UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California       February 8, 2001


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $8,335,205

List of Other Included Managers:           None

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
NAME OF ISSUER         TITLE OF CLASS           CUSIP     VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS     SOLE    SHARED   NONE
AMERICAN HOME PRODS CORP       COMMON           026609107   662387 10423082 SH       SOLE                        0  5319882  5103200
AMERICAN INTL GROUP INC        COMMON           026874107   985361  9997322 SH       SOLE                        0  4950330  5046992
ANHEUSER BUSCH COS INC         COMMON           035229103   616997 13560380 SH       SOLE                        0  6425780  7134600
DISNEY WALT CO                 COM DISNEY       254687106   336919 11642981 SH       SOLE                        0  5918661  5724320
ELECTRONIC DATA SYS NEW        COMMON           285661104   480064  8312800 SH       SOLE                        0  4183300  4129500
FEDERAL NATL MTG ASSN          COMMON           313586109   874571 10081513 SH       SOLE                        0  5070009  5011504
GANNETT INC                    COMMON           364730101   607036  9625946 SH       SOLE                        0  4885346  4740600
GENERAL ELEC CO                COMMON           369604103   537359 11209567 SH       SOLE                        0  5667267  5542300
HEINZ H J CO                   COMMON           423074103   332741  7014300 SH       SOLE                        0  3715850  3298450
INTERNATIONAL BUSINESS M       COMMON           459200101   213189  2508100 SH       SOLE                        0  1265000  1243100
KIMBERLY CLARK CORP            COMMON           494368103   183179  2591300 SH       SOLE                        0  1290200  1301100
PEPSICO INC                    COMMON           713448108   457913  9239100 SH       SOLE                        0  4643400  4595700
PROCTER & GAMBLE CO            COMMON           742718109   399733  5096200 SH       SOLE                        0  2581900  2514300
SARA LEE CORP                  COMMON           803111103   138643  5644500 SH       SOLE                        0  2956900  2687600
WAL MART STORES INC            COMMON           931142103   569083 10712154 SH       SOLE                        0  5371754  5340400
WELLS FARGO & CO NEW           COMMON           949746101   940030 16880445 SH       SOLE                        0  8498745  8381700